Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

	As of	As of
	March 31,	December 31,
	2026	2025
Prepaid expenses	$240,170	$227,929
Deposits	212,052	191,087
Other	76,936	76,398
Total prepaid expenses and other current assets	$529,158	$495,414

	2025	2024
Prepaid expenses	$227,929	$148,166
Deposits	191,087	208,103
Other	76,398	86,400
Total prepaid expenses and other current assets	$495,414	$422,669